Fair Value Measurements (Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Assets:
Impairment of receivables held for sale	¥ (8,742)
Impairment of long-lived assets	¥ (9,063)	¥ (30,161)
Discounted Cash Flow Method
Assets:
Receivables held for sale		935,648
long-lived assets		107
Impairment of receivables held for sale		(6,866)
Impairment of long-lived assets		(30,161)
Discounted Cash Flow Method | Level 2
Assets:
Receivables held for sale		935,648
long-lived assets		¥ 107